RELATED PARTY TRANSACTIONS SUMMARY OF TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Revenues	$ 61,694	$ 48,433	$ 40,659	$ 36,549	$ 37,306	$ 37,082	$ 34,868	$ 32,846	$ 175,448	$ 142,102	$ 59,403
Operating and maintenance expenses									5,121	4,533	2,298
General and administrative expenses									$ 4,805	$ 5,297	$ 3,600